Consolidated Statements of Comprehensive Earnings (USD $) In Millions, unless otherwise specified	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net earnings	$ 190.5	$ 499.4	$ 126.6	$ 116.6	$ 180.9	$ 159.4	$ 178.7	$ 107.5		$ 933.1	$ 626.5	$ 643.0
Other comprehensive (loss) earnings, before tax:
Foreign currency translation adjustment										(622.9)	(273.7)	(3.5)
Change in unrecognized (loss) gain and prior service cost related to defined benefit plans										(11.8)	8.2	(10.9)
Net unrecognized (loss) gain on derivatives										(182.6)	180.4	18.5
Net unrealized (loss) gain on marketable securities										0	(1.1)	(0.1)
Other comprehensive (loss) earnings, before tax										(817.3)	(86.2)	4.0
Income tax (benefit) provision										(70.4)	67.4	2.7
Other comprehensive (loss) earnings, net of tax									(746.9)	(746.9)	(153.6)	1.3
Comprehensive earnings										186.2	472.9	644.3
Comprehensive earnings attributable to the noncontrolling interest										(3.7)	(2.8)	(2.1)
Comprehensive earnings attributable to Mylan Inc. common shareholders										$ 182.5	$ 470.1	$ 642.2